Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-capital losses	$ 4,282,555	$ 4,282,555
Exploration and evaluation assets	(5,717,437)	(5,717,437)
Net deferred tax liabilities	$ (1,434,882)	$ (1,434,882)